9. BUSINESS SEGMENTS (Details) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013
Net revenue	$ 62,800	$ 111,565
Operating expenses and other	285,607	1,540,294
Income (loss)	(222,807)	(1,428,729)
Property and equipment, net	457,970	457,970	452,753
Receivables, net	109,469	109,469
Inventory	26,247	26,247
Wholesale Supply
Net revenue	435	435
Operating expenses and other	4,888	4,888
Income (loss)	(4,453)	(4,453)
Property and equipment, net	454,771	454,771
Receivables, net	0	0
Inventory	26,247	26,247
Real Estate Leasing
Net revenue	28,765	57,530
Operating expenses and other	4,101	359,722
Income (loss)	24,664	(302,192)
Property and equipment, net	1,132	1,132
Receivables, net	81,922	81,922
Inventory	0	0
Consulting Services
Net revenue	33,600	53,600
Operating expenses and other	276,618	1,175,684
Income (loss)	(243,018)	(1,122,084)
Property and equipment, net	2,067	2,067
Receivables, net	27,547	27,547
Inventory	$ 0	$ 0